Organization and Description of Business (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended		12 Months Ended
	Mar. 01, 2019	Jan. 01, 2019	Oct. 10, 2018	Sep. 28, 2018	Aug. 08, 2018	Jan. 16, 2018	Dec. 11, 2017	Nov. 01, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 26, 2018	Nov. 12, 2014
Noncontrolling Interest [Line Items]
Cash consideration									$ 4,332	$ 0
Common stock, par value (in dollars per share)									$ 0.01		$ 0.01	$ 0.01
Net proceeds from issuance of common stock											$ 18,930	$ 0	$ 0
Public Offering
Noncontrolling Interest [Line Items]
Issuance of common stock (in shares)				270,000
Share price (in dollars per share)				$ 74.50
Gross proceeds from issuance of common stock				$ 20,100
Net proceeds from issuance of common stock				$ 18,200
Over-Allotment Option
Noncontrolling Interest [Line Items]
Issuance of common stock (in shares)			10,000
Net proceeds from issuance of common stock			$ 700
Affiliated Entity
Noncontrolling Interest [Line Items]
Program commitment amount									$ 50,000
Premier
Noncontrolling Interest [Line Items]
Purchase price					$ 200,117
Fair value of Ashford Inc. common stock issued					203,000
Equity interest issued, value assigned					$ 203,000
Voting Restrictions Term					5 years
Voting rights limit					25.00%
Common stock, par value (in dollars per share)					$ 0.01
J&S
Noncontrolling Interest [Line Items]
Voting interests acquired	88.00%							85.00%
Purchase price								$ 25,435
Cash consideration								9,176
Equity interest issued, value assigned								$ 4,300
Share price (in dollars per share)								$ 60.44
Equity interest issued (in shares)								70,318
RED
Noncontrolling Interest [Line Items]
Voting interests acquired						80.00%
Cash consideration						$ 220	$ 970
Escrow Deposit							$ 750
REA Holdings
Noncontrolling Interest [Line Items]
Voting interests acquired		30.00%							30.00%
Purchase price		$ 3,000
Fair value of Ashford Inc. common stock issued		890
Cash consideration		$ 2,100
Equity interest issued (in shares)		16,529
Option to purchase equity		50.00%
Option to purchase consideration		$ 12,500
BAV
Noncontrolling Interest [Line Items]
Purchase price	$ 9,971
RED
Noncontrolling Interest [Line Items]
Ownership by parent									80.00%		80.00%	0.00%
J&S | BAV
Noncontrolling Interest [Line Items]
Purchase price	10,000
Fair value of Ashford Inc. common stock issued	4,000
Cash consideration	5,000
Equity interest issued, value assigned	$ 3,500
Share price (in dollars per share)	$ 57.01
Equity interest issued (in shares)	61,387
Estimated fair value	$ 3,800
Interest issued and issuable, 18 months	500
Contingent consideration possible	$ 1,400
Ashford Trust, Inc.
Noncontrolling Interest [Line Items]
Ownership (in shares)									598,000		598,000
Ownership percentage									24.20%		25.00%
Braemar
Noncontrolling Interest [Line Items]
Ownership (in shares)									195,000		195,000
Ownership percentage									7.90%		8.10%
RED
Noncontrolling Interest [Line Items]
Payments to acquire ferry											$ 400
Ashford Trust
Noncontrolling Interest [Line Items]
Percent of common stock distribution with spin-off															70.00%
Ashford Trust | Affiliated Entity
Noncontrolling Interest [Line Items]
Program commitment amount														$ 50,000
Program potential commitment amount									$ 100,000					$ 100,000
Program percent of commitment for each hotel									10.00%					10.00%
Passenger Vessels | RED
Noncontrolling Interest [Line Items]
Payments to acquire ferry											2,400
Ferry | RED
Noncontrolling Interest [Line Items]
Payments to acquire ferry											$ 2,500